EQUITY (Details Textual) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 27, 2019 PEN (S/) S/ / shares	Feb. 28, 2018 PEN (S/)	Feb. 22, 2017 PEN (S/)	Feb. 24, 2016 PEN (S/)	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 PEN (S/) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 PEN (S/) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Oct. 25, 2017 PEN (S/)	Oct. 25, 2017 USD ($)	Dec. 31, 2016 $ / shares
Disclosure of equity [Line Items]
Number of shares issued | shares					94,382,317		94,382,317		94,382,317
Par value per share | $ / shares											$ 5	$ 5			$ 5
Purchase of treasury shares					S/ (95,413)	$ 29.3	S/ (71,008)	$ 21.9	S/ (66,528)	$ 20.0
Description of significant restrictions on entity's statutory reserve					required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits	required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits
Statutory reserve					S/ 5,179,000		4,480,300		3,987,500
Increase (decrease) through transfer to statutory reserve, equity		S/ 2,933,600	S/ 2,355,000	S/ 2,316,400
Dividends paid, classified as financing activities					S/ 1,130,427	$ 343.5	S/ 979,989	$ 298.1	S/ 653,326	$ 184.7
Dividends paid, ordinary shares per share | $ / shares						$ 4.3		$ 3.7		$ 2.3
Withholding tax rate					5.00%	5.00%	5.00%	5.00%	6.80%	6.80%
Capital commitments					S/ 25,063,900		S/ 21,723,000
Increase of capital requirement					S/ 4,658,100		S/ 3,710,300
Interim dividend payable													S/ 1,252,300	$ 386.5
Date of dividend paid							November 2017	November 2017
Non adjusting Event Member [Member]
Disclosure of equity [Line Items]
Dividends paid, classified as financing activities	S/ 1,887,600
Dividends recognised as distributions to owners per share | S/ / shares	S/ 20.00
Date on which dividend will be paid	May 10, 2019
Group [Member]
Disclosure of equity [Line Items]
Purchase of number of treasury shares | shares					133,750	133,750	132,110	132,110	156,603	156,603